Investments	12 Months Ended
Dec. 31, 2025
EBP 001
Investments [Line Items]
Investments	Investments
Investment Elections
A participant may currently elect to invest contributions in any combination of investment funds in increments of 1% and change investment elections for future contributions or transfer existing account balances on any business day the New York Stock Exchange is open. Investment funds may impose redemption restrictions.
Investment Options
A summary of investment options as of December 31, 2025 and 2024 is set forth below.
Collective Investment Funds
The Collective Investment Funds include various investment options as follows: VOYA Target Solution Trust Funds, Victory Small Cap Value Collective Fund (75), Boston Partners Large Cap Value Equity CIT (Class D), Wellington Trust NA CIF II Growth 2, GQG Partners International Equity CIT Fund (Class C), Columbia Trust Contrarian Core Fund, Columbia Trust Total Return Bond A Fund, BlackRock US Equity Index Fund, BlackRock Russell 2500 Index Fund, BlackRock MSCI ACWI ex-US Index Fund, BlackRock US Debt Index Fund, John Hancock Disciplined Value Mid Cap Trust CIT, Columbia Trust Stable High Quality Income Fund and Peregrine Small Cap Growth CIT Fund.
Collective investment funds allow for daily redemptions but may require advance notice in certain circumstances. There were no unfunded commitments for the Collective Investment Funds as of December 31, 2025 and 2024.
Separate Managed Account
The Congress Mid Cap Growth Fund is a separate account managed by Congress Asset Management Company. The fund invests at least 80% of its net assets in equity securities of mid-capitalization companies. The remaining 20% of its net assets can be invested in equity securities of small-capitalization and large-capitalization companies.
Ameriprise Financial Stock Fund
The Ameriprise Financial Stock Fund is an Employee Stock Ownership Plan (“ESOP”) that invests primarily in the Company’s common stock, purchased in either the open market or directly from the Company, and in cash or short-term cash equivalents.
Self-Directed Brokerage Account
The Plan’s self-directed brokerage option gives participants the choice to invest in more than 14,000 mutual funds including exchange-traded funds and closed-ended mutual funds. Participants may also be invested in common stock of American Express Company (“American Express”) as a carryover from their investments prior to Ameriprise Financial, Inc. being spun-off from American Express in 2005.